Subsequent events (Details Narrative)									1 Months Ended			12 Months Ended
	Mar. 05, 2026 CAD ($) $ / shares shares	Feb. 26, 2026 USD ($)	Jan. 30, 2026 USD ($)	Jan. 05, 2026 shares	Oct. 28, 2025 $ / shares shares	Oct. 14, 2025 $ / shares shares	Sep. 29, 2025 shares	Jun. 05, 2025 $ / shares shares	Jan. 31, 2026 shares	Jan. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 USD ($) shares	Feb. 28, 2026 shares	Feb. 08, 2026 USD ($)	Aug. 31, 2024 $ / shares
Subsequent Event [Line Items]
Debt instrument, description										As a greater than 10% holder in the Company’s equity, Sprott is a related party. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.	As consideration for Sprott advancing the debt facility the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.	the key assumptions: The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production.
Long term loans payable | $											$ 31,802,708	$ 80,701,239		$ 31,802,708
Number of shares issued for warrants					26,433							2,370,640	[1]
Compensation option exercise, shares issued					26,433
Proceeds from issuance of common stock | $												$ 61,803,983
Purchase of warrants price per share | (per share)					$ 5.25												$ 5.60
Number of shares issued, value | $												$ 19,500,271
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants expired unexercised															571,259
Number of shares issued for warrants									187,345
Compensation option exercise, shares issued									1,956
Stock option exercised | $		$ 1,939,627
Number of shares issued	255,048
Sale of stock, price per share | $ / shares	$ 6.30
Proceeds from issuance of private placement | $	$ 1,606,800
Purchase of warrants price per share | $ / shares	$ 10.50
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued	840,336
Purchase of warrants price per share | $ / shares	$ 5.95
Proceeds from issuance of warrants | $	$ 5,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued	4,308,809
Sale of stock, price per share | $ / shares	$ 6.30
Proceeds from issuance of common stock | $	$ 27,145,500
Subsequent Event [Member] | Final Tranche Silver Loan [Member]
Subsequent Event [Line Items]
Principal amount | $			$ 4,763,110
Debt instrument, description			the number of U.S. dollars equal to 50,958 ounces of silver.
Long term loans payable | $
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for interest payment												852,509		674,849
Shares issued upon warrant exercises												103,115
Number of shares issued						140,762	12,321,429	7,206,165				7,206,165
Sale of stock, price per share | $ / shares								$ 5.25
Purchase of warrants price per share | $ / shares						$ 7.53
Number of shares issued, value | $												$ 252
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for interest payment				45,098
Shares issued upon warrant exercises									122,858
Sale of stock, price per share | $ / shares	$ 6.30
Number of shares issued, value | $	$ 1,786,390
Non-transferrable compensation options, shares	258,271
Sale of stock, description of transaction	(i) 6.0% of the gross proceeds of the Brokered Offering, other than the gross proceeds raised from certain sales pursuant to a president’s list (the “President’s List Sales”); and (ii) 3.0% of the gross proceeds raised from President’s List Sales.

[1]	Exercisable into one share of common stock of the Company.